share-based compensation - TELUS Corporation employee share purchase plan (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
share-based compensation
Dividend reinvestment in common shares	$ 702	$ 639
Employee share purchase plan
share-based compensation
Dividend reinvestment in common shares	$ 53	$ 47